STATEMENT OF COMPLIANCE (Details) - Narrative - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Significant accounting policies [Line Items]
Gross profit (loss)	$ 1,133	$ 1,172		$ 1,747	[1]
Tangible assets	4,209	3,493	[2]	2,917	[2]
Impairment and derecognition of tangible assets	279
Goodwill	105	119		126
Impairment of goodwill	8	0		0
Deferred tax assets	72	7	[2]	7	[2]
Deferred tax liabilities	300	313	[2]	246	[2]
Taxation liability	45	39	[2]	153	[2]
Current taxation asset before reclassifications	41	49		14
Rehabilitation obligations	578	673		659
Inventories (excluding finished goods and mine operating supplies)	306	299		382
Receivables from recoverable tax, rebates, levies and duties	307	304		281
Post-retirement obligations	71	77		83
Total assets	8,072	8,000	[2]	7,705	[2]
Contingent liability disclosure threshold amount	33
Cumulative adjustment
Significant accounting policies [Line Items]
Gross profit (loss)				38
Tangible assets				38
Adjustments
Significant accounting policies [Line Items]
Gross profit (loss)		0		38		$ (5)
Tangible assets		33		33		$ (5)
Deferred compensation asset
Significant accounting policies [Line Items]
Total assets	12	25		28
Deferred compensation asset | Level 3
Significant accounting policies [Line Items]
Total assets	$ 12	25		28
Motor vehicles
Significant accounting policies [Line Items]
Useful life of tangible assets	5 years
Computer equipment
Significant accounting policies [Line Items]
Useful life of tangible assets	3 years
Provision for silicosis settlement total
Significant accounting policies [Line Items]
Silicosis provision	$ 35	50		61
Tax losses
Significant accounting policies [Line Items]
Deferred tax assets	$ 857	$ 834		$ 487

[1]	Comparative periods have been retrospectively restated, where indicated, due to the initial application of the amendment to IAS 16 "Property, Plant and Equipment - Proceeds before Intended Use" on 1 January 2022. Refer to note 1.
[2]	The tangible assets and accumulated losses and other reserve balances for 31 December 2021 and 31 December 2020 have been retrospectively restated and increased with $33m due to the initial application of the amendment to IAS 16 “Property, Plant and Equipment - Proceeds before Intended Use” on 1 January 2022. Refer to note 1.